Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Total deposits	$ 1,327,603	$ 1,231,687
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	458,000	445,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	32,000	34,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	50,000	49,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 30,000	$ 32,000